Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit And Other Income Tax Benefit Before Amortization, Statement Of Cash Flows, Extensible Enumeration, Not DisclosedFlag		tax expense
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]		Applicable income taxes
Investment Program Proportional Amortization Method Applied Income Tax Credit And Other Tax Benefit Amortization Statement Of Cash Flows Extensible Enumeration Not Disclosed Flag		expenses
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]		Applicable income taxes
Tax credits related to tax-advantaged investments		$ 643	$ 585	$ 576
Expense related to tax-advantaged investments		599	573	$ 582
Investments in VIEs		692,345	678,318
Available-for-sale securities	[1]	90,838	85,992
Liabilities related to VIEs		626,694	619,278
Variable Interest Entity, Not Primary Beneficiary | Minimum
Variable Interest Entity [Line Items]
Net investments in unconsolidated VIEs		1	1
Variable Interest Entity, Not Primary Beneficiary | Maximum
Variable Interest Entity [Line Items]
Net investments in unconsolidated VIEs		299	79
Variable Interest Entity, Not Primary Beneficiary, Private Investment Funds and Partnerships
Variable Interest Entity [Line Items]
Investments in VIEs		312	264
Maximum exposure to loss		439	382
Variable Interest Entity, Not Primary Beneficiary, Securitization Vehicles | Senior Notes
Variable Interest Entity [Line Items]
Available-for-sale securities		1,700	3,200
Proceeds from securitizations of loans held-for-investment		1,900	3,600
Variable Interest Entity, Primary Beneficiary, Community Development and Tax-Advantaged Investments
Variable Interest Entity [Line Items]
Investments in VIEs		6,200	6,400
Liabilities related to VIEs		$ 3,800	$ 4,200

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.